Quarterly Holdings Report
for
Fidelity® Dividend ETF for Rising Rates
October 31, 2022
T19-NPRT1-1222
1.9880053.106
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	219,736	4,005,787
Lumen Technologies, Inc. (a)	231,899	1,706,777
Verizon Communications, Inc.	113,610	4,245,606
		9,958,170
Entertainment - 1.5%
Activision Blizzard, Inc.	46,577	3,390,806
Electronic Arts, Inc.	24,292	3,059,820
Warner Music Group Corp. Class A (a)	69,299	1,803,160
		8,253,786
Media - 4.8%
Cable One, Inc.	1,840	1,581,351
Comcast Corp. Class A	124,213	3,942,521
Fox Corp. Class A	74,077	2,138,603
Interpublic Group of Companies, Inc.	81,152	2,417,518
News Corp. Class A	130,221	2,196,828
Nexstar Broadcasting Group, Inc. Class A	16,800	2,877,840
Omnicom Group, Inc.	38,595	2,807,786
Paramount Global Class B (a)	92,353	1,691,907
Sirius XM Holdings, Inc. (a)	426,003	2,573,058
TEGNA, Inc.	141,680	2,958,278
The New York Times Co. Class A	68,632	1,987,583
		27,173,273
TOTAL COMMUNICATION SERVICES		45,385,229
CONSUMER DISCRETIONARY - 10.3%
Hotels, Restaurants & Leisure - 3.0%
McDonald's Corp.	35,491	9,676,976
Starbucks Corp.	83,586	7,237,712
		16,914,688
Household Durables - 0.5%
Persimmon PLC	193,487	2,907,165
Multiline Retail - 1.1%
Target Corp.	36,962	6,071,009
Specialty Retail - 4.2%
Dick's Sporting Goods, Inc. (a)	57,385	6,528,118
Lowe's Companies, Inc.	37,407	7,292,495
The Home Depot, Inc.	33,230	9,840,400
		23,661,013
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	62,717	5,812,612
VF Corp.	104,042	2,939,187
		8,751,799
TOTAL CONSUMER DISCRETIONARY		58,305,674
CONSUMER STAPLES - 6.0%
Beverages - 1.1%
The Coca-Cola Co.	105,626	6,321,716
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	12,212	6,124,318
Household Products - 1.3%
Procter & Gamble Co.	54,152	7,292,650
Tobacco - 2.5%
Altria Group, Inc.	85,084	3,936,837
British American Tobacco PLC (United Kingdom)	66,586	2,632,251
Imperial Brands PLC	123,227	3,013,476
Philip Morris International, Inc.	51,359	4,717,324
		14,299,888
TOTAL CONSUMER STAPLES		34,038,572
ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.	46,082	8,336,234
Exxon Mobil Corp.	92,512	10,251,255
Kinder Morgan, Inc.	161,368	2,923,988
ONEOK, Inc.	43,440	2,576,861
The Williams Companies, Inc.	93,514	3,060,713
Woodside Energy Group Ltd.	7,099	163,330
		27,312,381
FINANCIALS - 10.9%
Banks - 5.5%
Bank of America Corp.	200,084	7,211,027
Citigroup, Inc.	94,950	4,354,407
JPMorgan Chase & Co.	73,141	9,206,989
Truist Financial Corp.	87,147	3,903,314
Wells Fargo & Co.	137,076	6,304,125
		30,979,862
Capital Markets - 3.2%
Blackstone, Inc.	42,001	3,827,971
Goldman Sachs Group, Inc.	16,943	5,837,033
Morgan Stanley	63,137	5,187,967
T. Rowe Price Group, Inc. (a)	32,057	3,403,171
		18,256,142
Consumer Finance - 0.6%
OneMain Holdings, Inc.	83,803	3,231,444
Insurance - 1.1%
Progressive Corp.	47,496	6,098,486
Mortgage Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	144,625	2,682,794
TOTAL FINANCIALS		61,248,728
HEALTH CARE - 15.9%
Biotechnology - 5.8%
AbbVie, Inc.	78,143	11,440,135
Amgen, Inc.	40,824	11,036,768
Gilead Sciences, Inc.	129,672	10,174,065
		32,650,968
Health Care Equipment & Supplies - 1.4%
Medtronic PLC	91,190	7,964,535
Pharmaceuticals - 8.7%
Bristol-Myers Squibb Co.	146,527	11,351,447
Johnson & Johnson	81,659	14,206,216
Merck & Co., Inc.	129,781	13,133,837
Pfizer, Inc.	220,390	10,259,155
		48,950,655
TOTAL HEALTH CARE		89,566,158
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	14,666	7,137,649
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	29,685	4,980,252
Electrical Equipment - 0.8%
Emerson Electric Co.	53,244	4,610,930
Industrial Conglomerates - 2.5%
3M Co.	34,682	4,362,649
Honeywell International, Inc.	32,669	6,665,129
Jardine Matheson Holdings Ltd.	70,728	3,254,903
		14,282,681
Machinery - 2.5%
AGCO Corp.	37,918	4,708,278
Caterpillar, Inc.	29,460	6,376,912
Volvo AB (B Shares)	186,548	3,052,172
		14,137,362
Road & Rail - 1.0%
Union Pacific Corp.	27,185	5,359,251
TOTAL INDUSTRIALS		50,508,125
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 1.5%
Cisco Systems, Inc.	185,280	8,417,270
IT Services - 5.3%
IBM Corp.	62,259	8,609,797
The Western Union Co.	365,988	4,944,498
TietoEVRY Oyj	222,863	5,317,237
Visa, Inc. Class A	54,310	11,250,860
		30,122,392
Semiconductors & Semiconductor Equipment - 5.1%
Broadcom, Inc.	17,771	8,354,503
Intel Corp.	200,435	5,698,367
Qualcomm, Inc.	54,389	6,399,410
Texas Instruments, Inc.	52,171	8,380,228
		28,832,508
Software - 7.1%
Microsoft Corp.	135,636	31,485,185
Oracle Corp.	106,270	8,296,499
		39,781,684
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	274,139	42,036,472
TOTAL INFORMATION TECHNOLOGY		149,190,326
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	8,047	2,014,969
Dow, Inc.	32,757	1,531,062
Linde PLC	11,977	3,561,361
LyondellBasell Industries NV Class A	17,183	1,313,640
Yara International ASA	24,813	1,107,377
		9,528,409
Containers & Packaging - 0.2%
International Paper Co.	33,633	1,130,405
Metals & Mining - 0.6%
BHP Group Ltd.	39,286	938,537
Fortescue Metals Group Ltd.	87,478	822,286
Newmont Corp.	33,423	1,414,461
		3,175,284
TOTAL MATERIALS		13,834,098
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	11,579	2,399,053
Crown Castle International Corp.	13,016	1,734,512
Digital Realty Trust, Inc.	12,306	1,233,677
Iron Mountain, Inc.	30,068	1,505,505
Medical Properties Trust, Inc.	62,192	712,098
Omega Healthcare Investors, Inc.	45,130	1,434,231
Prologis (REIT), Inc.	18,700	2,071,025
Simon Property Group, Inc.	13,063	1,423,606
SL Green Realty Corp. (a)	17,266	685,115
VICI Properties, Inc.	51,135	1,637,343
WP Carey, Inc.	18,151	1,384,921
		16,221,086
Real Estate Management & Development - 0.1%
Hongkong Land Holdings Ltd.	206,900	796,565
TOTAL REAL ESTATE		17,017,651
UTILITIES - 2.6%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	25,504	2,242,312
Duke Energy Corp.	26,926	2,508,965
Edison International	32,034	1,923,321
Exelon Corp.	51,638	1,992,710
Pinnacle West Capital Corp. (a)	24,564	1,650,946
PPL Corp.	65,729	1,741,161
Southern Co.	39,314	2,574,281
		14,633,696
TOTAL COMMON STOCKS (Cost $551,872,992)		561,040,638

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	628,954	629,080
Fidelity Securities Lending Cash Central Fund 3.10% (b)(c)	20,669,133	20,671,200
TOTAL MONEY MARKET FUNDS (Cost $21,300,280)		21,300,280

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $573,173,272)	582,340,918
NET OTHER ASSETS (LIABILITIES) - (3.4)% (d)	(19,103,253)
NET ASSETS - 100.0%	563,237,665

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	11	Dec 2022	2,135,650	(11,987)	(11,987)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Includes $90,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	1,664,238	7,731,933	8,767,091	5,599	-	-	629,080	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	16,551,925	39,166,634	35,047,359	73,582	-	-	20,671,200	0.1%
Total	18,216,163	46,898,567	43,814,450	79,181	-	-	21,300,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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